Exploration and Evaluation Assets - Disclosure of cost related to the properties - Canam Alpine Ventures Ltd. - Panuco-Copala Property (Details)	12 Months Ended
	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 118,789,742
Ending Balance	162,731,725	$ 118,789,742
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	118,789,742
Additions	37,144,538	102,041,956
Exploration assets before exchange rate effect	156,309,152	119,164,614	$ 17,122,658	$ 17,030,382
Effect of change in exchange rate	6,422,573	(374,872)		$ (92,276)
Effect of change in exchange rate, Additions	6,797,445	(282,596)
Exploration costs, Additions, Total	43,941,983	101,759,360
Ending Balance	162,731,725	118,789,742
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Cash [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	19,744,301	1,012,761
Additions	6,396,000	18,731,540
Ending Balance	26,140,301	19,744,301
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Contingent consideration [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	308,595
Additions	(0)	(308,595)
Ending Balance	0	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Effective settlement of loans receivables [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,190,024	1,064,647
Additions	0	125,377
Ending Balance	1,190,024	1,190,024
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Shares [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	58,146,988	1,896,987
Additions	0	56,250,001
Ending Balance	58,146,988	58,146,988
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Transaction cost [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	125,190
Additions	(0)	(125,190)
Ending Balance	0	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Acquisition Costs Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	79,081,313	4,408,180
Additions	6,396,000	74,673,133
Ending Balance	85,477,313	79,081,313
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Analysis [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	5,166,595	1,366,574
Additions	3,135,842	3,800,021
Ending Balance	8,302,436	5,166,595
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Depreciation [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	23,951	3,563
Additions	53,711	20,388
Ending Balance	77,662	23,951
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Drilling [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	20,936,016	5,971,422
Additions	14,672,917	14,964,594
Ending Balance	35,608,933	20,936,016
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Ejido Rights [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	421,243	80,901
Additions	0	340,342
Ending Balance	421,243	421,243
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Engineering consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	671,537	0
Additions	512,516	671,537
Ending Balance	1,184,053	671,537
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Equipment [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,306,386	382,265
Additions	1,094,354	924,121
Ending Balance	2,400,740	1,306,386
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Field Cost [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	4,342,210	2,092,112
Additions	1,711,210	2,250,098
Ending Balance	6,053,420	4,342,210
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geological Consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	4,203,068	1,641,356
Additions	3,930,707	2,561,712
Ending Balance	8,133,775	4,203,068
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | GIS management [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	203,054	0
Ending Balance	203,054	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geophysical survey [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	158,542	0
Ending Balance	158,542	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Maintenance [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	396,939	315,435
Additions	452,923	81,504
Ending Balance	849,862	396,939
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Rent of land [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	239,695	86,099
Additions	146,953	153,596
Ending Balance	386,648	239,695
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Travel and miscellaneous [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	2,375,661	774,751
Additions	4,675,810	1,600,910
Ending Balance	7,051,471	2,375,661
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	40,083,301	12,714,478
Additions	30,748,538	27,368,823
Ending Balance	$ 70,831,839	$ 40,083,301